Leases - Summary of maturities of lease liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lessee Operating Lease Liability Maturity [Abstract]
2020	¥ 0
2021	34,203
2022	11,079
Total undiscounted lease payments	45,282
Less: Imputed interest	(1,986)
Total lease liabilities	¥ 43,296	¥ 85,143	¥ 118,420	¥ 118,420